Federated Hermes Kaufmann Large Cap Fund
Portfolio of Investments
July 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—95.5%
	[1]	Communication Services—6.7%
1,000,000		Alphabet, Inc., Class A	$ 116,320,000
430,000		T-Mobile USA, Inc.	61,515,800
		TOTAL	177,835,800
		Consumer Discretionary—12.1%
223,300	[1]	Airbnb, Inc.	24,781,834
917,500	[1]	Amazon.com, Inc.	123,816,625
22,400	[1]	Chipotle Mexican Grill, Inc.	35,038,528
105,500		Home Depot, Inc.	31,749,170
109,400	[1]	Lululemon Athletica, Inc.	33,969,794
20	[1,2]	New Cotai LLC/Capital	0
332,300		Nike, Inc., Class B	38,187,916
535,000		TJX Cos., Inc.	32,720,600
		TOTAL	320,264,467
		Consumer Staples—2.9%
110,000		Costco Wholesale Corp.	59,543,000
61,200		Estee Lauder Cos., Inc., Class A	16,713,720
		TOTAL	76,256,720
		Energy—4.7%
228,300		Pioneer Natural Resources, Inc.	54,095,685
1,300,000		Schlumberger Ltd.	48,139,000
620,000		Williams Cos., Inc.	21,135,800
		TOTAL	123,370,485
		Financials—11.9%
109,000		BlackRock, Inc.	72,940,620
425,000		JPMorgan Chase & Co.	49,028,000
1,335,800		KKR & Co., Inc., Class Common	74,083,468
68,400		MSCI, Inc., Class A	32,923,656
231,200		S&P Global, Inc.	87,146,216
		TOTAL	316,121,960
		Health Care—19.9%
132,000		Abbott Laboratories	14,366,880
209,000	[1]	Argenx SE, ADR	76,119,890
260,000	[1]	Catalent, Inc.	29,406,000
40,000	[1]	Charles River Laboratories International, Inc.	10,021,600
151,100		Danaher Corp.	44,041,117
400,000	[1]	Dexcom, Inc.	32,832,000
490,300	[1]	Edwards Lifesciences Corp.	49,294,762
145,900	[1]	Genmab A/S	51,950,355
70,600	[1]	IDEXX Laboratories, Inc.	28,182,108
37,000	[1]	Intuitive Surgical, Inc.	8,516,290
50,600	[1]	Moderna, Inc.	8,302,954
49,400		Stryker Corp.	10,608,650
717,000	[1]	Ultragenyx Pharmaceutical, Inc.	38,201,760
205,000	[1]	Veeva Systems, Inc.	45,833,900
125,000	[1]	Vertex Pharmaceuticals, Inc.	35,051,250
240,000		Zoetis, Inc.	43,812,000
		TOTAL	526,541,516

Shares			Value
		COMMON STOCKS—continued
		Industrials—4.6%
1,097,000	[1]	CoStar Group, Inc.	$ 79,631,230
58,500	[1]	Generac Holdings, Inc.	15,695,550
180,500		Trane Technologies PLC	26,531,695
		TOTAL	121,858,475
		Information Technology—27.2%
260,000	[1]	Advanced Micro Devices, Inc.	24,562,200
496,500		Apple, Inc.	80,686,215
781,491		Marvell Technology, Inc.	43,513,419
192,500		Mastercard, Inc.	68,104,575
450,000		Microsoft Corp.	126,333,000
100,000		NVIDIA Corp.	18,163,000
100,000	[1]	Palo Alto Networks, Inc.	49,910,000
150,000		Qualcomm, Inc.	21,759,000
435,000	[1]	Salesforce, Inc.	80,048,700
125,000	[1]	ServiceNow, Inc.	55,832,500
349,000	[1]	Shopify, Inc.	12,155,670
350,000	[1]	Splunk, Inc.	36,368,500
369,500		Visa, Inc., Class A	78,374,645
160,000	[1]	Workday, Inc.	24,816,000
		TOTAL	720,627,424
		Materials—2.2%
112,000		Ecolab, Inc.	18,499,040
158,500		Sherwin-Williams Co.	38,347,490
		TOTAL	56,846,530
		Real Estate—2.1%
146,500		Crown Castle International Corp.	26,466,690
225,000		ProLogis, Inc.	29,826,000
		TOTAL	56,292,690
		Utilities—1.2%
380,000		NextEra Energy, Inc.	32,106,200
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,310,849,710)	2,528,122,267
		INVESTMENT COMPANY—3.5%
91,801,833		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[3] (IDENTIFIED COST $91,748,862)	$91,755,932
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,402,598,572)	2,619,878,199
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	26,293,911
		TOTAL NET ASSETS—100%	$2,646,172,110
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2022, were as follows:
Affiliated	Value as of 10/31/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 7/31/2022	Shares Held as of 7/31/2022	Dividend Income
Health Care:
Ultragenyx Pharmaceutical, Inc.	$60,842,000	$—	$(656,329)	$(21,822,277)	$(161,634)	$38,201,760	717,000	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$60,842,000	$—	$(656,329)	$(21,822,277)	$(161,634)	$38,201,760	717,000	$—

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2021	$12,681,451	$43,282,327	$55,963,778
Purchases at Cost	$13,841,154	$853,650,518	$867,491,672
Proceeds from Sales	$(26,522,605)	$(802,014,558)	$(828,537,163)
Change in Unrealized Appreciation/Depreciation	N/A	$(3,112,361)	$(3,112,361)
Net Realized Gain/(Loss)	N/A	$(49,994)	$(49,994)
Value as of 7/31/2022	$—	$91,755,932	$91,755,932
Shares Held as of 7/31/2022	—	91,801,833	91,801,833
Dividend Income	$638	$259,797	$260,435

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,313,225,657	$—	$0	$2,313,225,657
International	162,946,255	51,950,355	—	214,896,610
Investment Company	91,755,932	—	—	91,755,932
TOTAL SECURITIES	$2,567,927,844	$51,950,355	$0	$2,619,878,199

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt